UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9-30-2005
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ E. Peter Freer             New York, New York          11/14/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:       $471,200
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
                                                                                       ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    27746  2188190   SH         SOLE         2188190    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    19135   550000   SH         SOLE          550000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ANADYS                COMMON    03252Q408     1867   175000   SH         SOLE          175000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     2154   300000   SH         SOLE          300000    0        0
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC   COMMON    075811109    12766   236500   SH         SOLE          236500    0        0
-----------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC       COMMON    09062X103    26945   682500   SH         SOLE          682500    0        0
-----------------------------------------------------------------------------------------------------------
BIOMET INC            COMMON    090613100     3565   102700   SH         SOLE          102700    0        0
-----------------------------------------------------------------------------------------------------------
CARDIOME PHARMA CORP  COMMON    14159U202     3396   386400   SH         SOLE          386400    0        0
-----------------------------------------------------------------------------------------------------------
COOPER COS INC        COMMON    216648402    12518   163400   SH         SOLE          163400    0        0
-----------------------------------------------------------------------------------------------------------
CUBIST                COMMON    229678107     9413   437000   SH         SOLE          437000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP INC      COMMON    23126R101    11798  2383372   SH         SOLE         2383372    0        0
-----------------------------------------------------------------------------------------------------------
DAVITA INC            COMMON    23918K108    21340   463200   SH         SOLE          463200    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    29504  2783400   SH         SOLE         2783400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104    38177   532900   SH         SOLE          532900    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    25757   528241   SH         SOLE          528241    0        0
-----------------------------------------------------------------------------------------------------------
HANGER ORTHOPEDIC     COMMON    41043F208     2232   289875   SH         SOLE          289875    0        0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES COMMON    444903908      240     3000   CALL       SOLE               0    0     3000
 INC
-----------------------------------------------------------------------------------------------------------
IDENIX                COMMON    45166R204     9701   386493   SH         SOLE          386493    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    31743   735136   SH         SOLE          735136    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     9959   777414   SH         SOLE          777414    0        0
-----------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE    COMMON    494580953       28     1000   PUT        SOLE               0    0     1000
 INC
-----------------------------------------------------------------------------------------------------------
LHC GROUP INC         COMMON    50187A107     2591   167682   SH         SOLE          167682    0        0
-----------------------------------------------------------------------------------------------------------
MEDCO HEALTH          COMMON    58405U102    23061   420600   SH         SOLE          420600    0        0
 SOLUTIONS INC
-----------------------------------------------------------------------------------------------------------
MEDIMMUNE INC         COMMON    584699102    15058   447500   SH         SOLE          447500    0        0
-----------------------------------------------------------------------------------------------------------
MYOGEN INC            COMMON    62856E104     5458   232269   SH         SOLE          232269    0        0
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M301    19788  2061283   SH         SOLE         2061283    0        0
-----------------------------------------------------------------------------------------------------------
OMNICARE INC          COMMON    681904108    20844   370700   SH         SOLE          370700    0        0
-----------------------------------------------------------------------------------------------------------
OPTION CARE INC       COMMON    683948103     5639   385200   SH         SOLE          385200    0        0
-----------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH     COMMON    695112102    23854   299000   SH         SOLE          299000    0        0
 SYS DEL
-----------------------------------------------------------------------------------------------------------
PAREXEL INTL CORP     COMMON    699462957      113     1000   PUT        SOLE            1000    0     1000
-----------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP     COMMON    817523103     4471   198200   SH         SOLE          198200    0        0
-----------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL       COMMON    790849103    20274   433200   SH         SOLE          433200    0        0
-----------------------------------------------------------------------------------------------------------
VERTEX                COMMON    92532F100     9356   418600   SH         SOLE          418600    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    20709  1255105   SH         SOLE         1255105    0        0
-----------------------------------------------------------------------------------------------------------
